CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (5,928)	$ (3,033)	$ 35,076
Other comprehensive income (loss):
Foreign currency translation adjustments	153	(348)	(969)
Change in unrealized gain (loss) on hedging instruments, net	(2,822)	66	169
Less - reclassification adjustments for net loss (gain) realized on hedging instruments, net	2,179	(58)	(169)
Total other comprehensive loss	(490)	(340)	(969)
Comprehensive income (loss)	$ (6,418)	$ (3,373)	$ 34,107